15. STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Notes to Financial Statements
Stock option activity
		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519
Granted	255,000	2.136	544,750
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding as of June 30, 2019	2,437,668	$1.744	$4,251,269

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2016	50,908	$18.045	$918,627
Granted	-	-	-
Exercised	-	-	-
Forfeitures	(35,504)	(19.507)	(692,568)
Outstanding as of September 30, 2017	15,404	14.675	226,059
Granted	2,180,000	1.683	3,668,500
Exercised	-	-	-
Forfeitures	(12,736)	14.764	(188,040)
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519

Stock options outstanding and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
0.25	530,000	4.36	$0.25	184,375	$0.25
1.28-1.90	1,305,000	4.5	1.31	359,375	1.31
3.03	100,000	4.46	3.03	100,000	3.03
4.08-4.20	500,000	4.48	4.13	125,000	4.13
13.500	1,334	0.38	13.5	1,334	13.5
15.000	1,334	-	15	-	15
	2,437,668	4.46	$1.744	770,084	$1.746

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.25	530,000	4.98	$0.250	-	$-
1.28	1,150,000	4.96	1.28	-	-
4.08-4.20	500,000	4.98		-	-
13.500	1,334	0.44	13.50	1,334	13.50
15.000	1,334	-	15.00	-	15.00
	2,182,668	4.94	$1.698	1,334	$13.50

Weighted average assumptions relating to the valuation of the Company's stock option grants
Dividend yield	0%
Expected life	3 yrs
Expected volatility	125%
Risk free interest rate	2.0%